Goodwill and Intangible Assets (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Goodwill Segment
The goodwill balance by business segment follows:

(Millions)	MedSurg	Dental Solutions	Health Information Systems	Purification and Filtration	Total
Balance as of December 31, 2023	$3,685	$458	$873	$1,519	$6,535
Translation impact	46	3	1	7	57
Balance as of September 30, 2024	$3,731	$461	$874	$1,526	$6,592

The goodwill balance by business segment follows:

(Millions)	MedSurg	Dental Solutions	Health Information Systems	Purification and Filtration	Total
Balance at December 31, 2021	$3,763	$472	$873	$1,558	$6,666
Translation impact	(157)	(20)	(2)	(53)	(232)
Balance at December 31, 2022	$3,606	$452	$871	$1,505	$6,434
Divestitures	—	(4)	—	—	(4)
Translation impact	79	10	2	14	105
Balance at December 31, 2023	$3,685	$458	$873	$1,519	$6,535

Schedule of Finite-Lived Intangible Assets	The carrying amount and accumulated amortization of acquired finite-lived intangible assets, in addition to the balance of non-amortizable intangible assets are as follows:

	September 30,	December 31,
(Millions)	2024	2023
Customer related intangible assets	$2,748	$2,734
Patents and other technology-based intangible assets	1,901	1,897
Tradenames and other amortizable intangible assets	732	705
Total gross carrying amount	5,381	5,336

Accumulated amortization — customer related	(1,188)	(1,081)
Accumulated amortization — patents and other technology-based	(1,185)	(1,055)
Accumulated amortization — tradenames and other	(357)	(323)
Total accumulated amortization	(2,730)	(2,459)

Total finite-lived intangible assets — net	2,651	2,877

Indefinite lived intangible assets	—	25
Total intangible assets — net	$2,651	$2,902

The carrying amount and accumulated amortization of acquired intangible assets follow:

	December 31,
(Millions)	2023	2022
Customer related intangible assets	$2,734	$2,715
Patents and other technology-based intangible assets	1,897	1,893
Tradenames and other amortizable intangible assets	705	706
Total gross carrying amount	5,336	5,314

Accumulated amortization — customer related	(1,081)	(924)
Accumulated amortization — patents and other technology-based	(1,055)	(880)
Accumulated amortization — tradenames and other	(323)	(283)
Total accumulated amortization	(2,459)	(2,087)

Total finite-lived intangible assets — net	2,877	3,227

Indefinite-lived tradenames	25	25
Total intangible assets — net	$2,902	$3,252

Schedule of Indefinite-Lived Intangible Assets	The carrying amount and accumulated amortization of acquired finite-lived intangible assets, in addition to the balance of non-amortizable intangible assets are as follows:

	September 30,	December 31,
(Millions)	2024	2023
Customer related intangible assets	$2,748	$2,734
Patents and other technology-based intangible assets	1,901	1,897
Tradenames and other amortizable intangible assets	732	705
Total gross carrying amount	5,381	5,336

Accumulated amortization — customer related	(1,188)	(1,081)
Accumulated amortization — patents and other technology-based	(1,185)	(1,055)
Accumulated amortization — tradenames and other	(357)	(323)
Total accumulated amortization	(2,730)	(2,459)

Total finite-lived intangible assets — net	2,651	2,877

Indefinite lived intangible assets	—	25
Total intangible assets — net	$2,651	$2,902

Schedule of Finite-Lived Intangible Assets Amortization Expense	Amortization expense was as follows:

	Three months ended September 30,		Nine months ended September 30,
(Millions)	2024	2023	2024	2023
Amortization expense	$88	$92	$261	$276
Amortization expense consisted of the following:

	For the years ended December 31,
(Millions)	2023	2022	2021
Amortization expense	$365	$373	$381

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense
Expected amortization expense for acquired amortizable intangible assets recorded as of September 30, 2024 is as follows:

(Millions)	Remainder of 2024	2025	2026	2027	2028	2029	After 2029
Amortization expense	$88	$326	$321	$316	$312	$274	$1,014
Expected amortization expense for acquired amortizable intangible assets recorded as of December 31, 2023 follows:

(Millions)	2024	2025	2026	2027	2028	2029
Amortization expense	$346	$318	$313	$308	$307	$1,285